Stockholders’ Equity (Details) - USD ($)																1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 05, 2025	Mar. 31, 2025	Mar. 28, 2025	Feb. 25, 2025	Feb. 21, 2025	Jan. 08, 2025	Jan. 02, 2025	Dec. 27, 2024	Aug. 30, 2024	Aug. 11, 2024	Aug. 08, 2024	Jun. 11, 2024	May 09, 2024	Mar. 31, 2024	Oct. 06, 2023	Jan. 31, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2025	May 14, 2025	Jan. 13, 2025	Oct. 11, 2023
Stockholders’ Equity [Line Items]
Convertible notes with principal amount (in Dollars)																					$ 250,000
Interest payable (in Dollars)																					$ 8,431				$ 8,431
Convertible preferred stock																													4,000	4,000
Common stock, shares issued																				31,874,662	47,582,259				47,582,259		36,499,662	31,874,662
Warrant to acquire											100,000																1,091,525
Exercise price (in Dollars per share)																											$ 0.01
Number of days prior written notice of redemption																									30 days		30 days
Number of trading days																											20 days
Number of trading days period ending																											30 days
Redemption price per share (in Dollars per share)																											$ 18
Warrant issued																											11,757,500
Shares reserved																					15,000,000				15,000,000		400,000
Bonus shares issuable
Payment for services per month (in Dollars)																		$ 12,500	$ 12,500
Exceeds per share (in Dollars per share)																											$ 1.9
Total value of liability under consulting agreement (in Dollars)		$ 293,500																				$ 293,500
Commitment amount (in Dollars)																					$ 500,000,000				$ 500,000,000
Common stock, par value (in Dollars per share)																				$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized																				1,000,000,000	1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common stock conversion																	1,850,000
Common stock, shares outstanding																				31,874,662	47,582,259				47,582,259		36,499,662	31,874,662
Conversion of stock description																											the Investor provided the Company a Conversion Notice to convert 14,000 shares of its Humble Series A Convertible Preferred Stock into 1,400,000 shares of common stock of Humble (“Humble Common Stock”). Following the Lender’s conversion of 14,000 shares of Humble Series A Convertible Preferred Stock, the Lender held 25,000 shares of Humble Series A Convertible Preferred Stock and an aggregate of 2,500,000 shares of Humble Common Stock.
Issue to second investor shares											1,000,000
Warrants share											100,000
Aggregate subscription price amount (in Dollars)											$ 1,000,000
Shares awarded								300,000																			100,000
Share issuance value (in Dollars)																					$ 194,998	212,164	$ 159,149	$ 250,000			$ 2,410,441	$ 94,997
Incentive shares value (in Dollars)																											$ 22,810
Public Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					11,500,000				11,500,000		11,500,000
Warrants [Member]
Stockholders’ Equity [Line Items]
Warrant to acquire											100,000
Exercise price (in Dollars per share)																					$ 0.01				$ 0.01
Number of shares																					1				1		1
Redemption price per share (in Dollars per share)																					$ 18				$ 18
Warrant issued																					11,757,500				11,757,500
Private Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																											257,500
ECD Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																																1,100,000
Warrant to acquire																																1,091,525
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Warrant to acquire																																15,819
Management [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					150,000				150,000
Deferred Bonus [Member]
Stockholders’ Equity [Line Items]
Bonus shares issuable		500,000
Payments consulting fees (in Dollars)		$ 30,000
Cash Bonus [Member]
Stockholders’ Equity [Line Items]
Cash bonus issuable (in Dollars)		250,000																				$ 250,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible notes to common stock																					1,163,145
Shares issued																					2,003,000	736,000	200,000	25,000			2,575,000	2,500,000
Common stock, shares issued																				31,874,662	1,163,145				1,163,145			31,874,662			500,000
Purchase price percentage																									4.99%
Exceeds per share (in Dollars per share)																					$ 3.9				$ 3.9		$ 3.9
Common stock, par value (in Dollars per share)																					$ 0.0001				$ 0.0001
Common stock, shares outstanding																				31,874,662								31,874,662
Convertible preferred stock redeemed																						(1,850,000)					1,850,000
Share issuance value (in Dollars)																					$ 200	$ 74	$ 20	$ 3			$ 258	$ 250
General and Administrative Expenses [Member]
Stockholders’ Equity [Line Items]
Equity compensation expense (in Dollars)																											$ 100,000
Advisor consulting agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued					236,000
One-Year Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Payment for services per month (in Dollars)																		$ 14,500	$ 14,500
Original Asset Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued										1,250,000
Stock Options [Member]
Stockholders’ Equity [Line Items]
Granted option shares																									15,000
Purchase price percentage																									110.00%		110.00%
Shares purchased																											15,000
Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued													100,000	100,000							50,000			100,000	50,000		50,000
Shares of restricted													100,000	100,000
Exceeds per share (in Dollars per share)																					$ 1.9				$ 1.9
Shares awarded																											100,000
IPO [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																											1
Warrant to acquire																					1				1
Exercise price (in Dollars per share)																					$ 11.5				$ 11.5		$ 11.5
IPO [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																					11.5				11.5		11.5
December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)															$ 15,819,209
Stock-based compensation expense, price per share (in Dollars per share)																					$ 10				$ 10
December 2023 Convertible Note [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Purchase price percentage																									4.99%
Common stock, par value (in Dollars per share)															$ 0.0001
January 2025 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)	$ 823,960.33					$ 1,724,100
Tranche 1 [Member]
Stockholders’ Equity [Line Items]
Weighted average grant date fair value per share (in Dollars per share)																											$ 0.31
Fair value shares																											50,000
Tranche 2 [Member]
Stockholders’ Equity [Line Items]
Weighted average grant date fair value per share (in Dollars per share)																											$ 0.15
Fair value shares																											50,000
Common Share Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					1,569,562				1,569,562		1,171,198
Common Share Warrants [Member] | December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																				$ 1,091,525
Common Share Warrants [Member] | August 2024 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																	$ 79,673
Common Share Warrants [Member] | January 2025 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																$ 398,364
Preferred Share Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					15,819				15,819		15,819
Preferred Share Warrants [Member] | December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																				$ 15,819
Investor [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																					2,500,000				2,500,000		2,500,000
Investor [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					25,000				25,000		25,000
Investor One [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																					5,000,000				5,000,000		5,000,000
Investor One [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					25,000				25,000		25,000
Investor Two [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																					10,000,000				10,000,000		10,000,000
Investor Two [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					25,000				25,000		25,000
Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares							100,000
Stock-based compensation expense, price per share (in Dollars per share)							$ 0.94
Stock-based compensation expense, value (in Dollars)							$ 94,000
Second Agreement with Advisors [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares				236,000
Stock-based compensation expense, price per share (in Dollars per share)				$ 0.889
Stock-based compensation expense, value (in Dollars)				$ 212,164
Third Agreement with Advisors [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares			150,000
Stock-based compensation expense, price per share (in Dollars per share)			$ 0.587
Stock-based compensation expense, value (in Dollars)			$ 88,050
Non-Employee Directors [Member]
Stockholders’ Equity [Line Items]
Amount payable under compensation plan (in Dollars)		$ 12,500																			$ 12,500	$ 12,500			$ 12,500
Equity compensation expense (in Dollars)																							$ 37,500
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																					10,000				10,000							39,000
Converted into shares of common stock																					1,000,000
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																					1,450				1,450
Converted into shares of common stock																					6,530,455
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Converted into shares of common stock																											24,000,000
Number of trading days																									20 days
Number of trading days period ending																									30 days
Non-Forfeitable Shares [Member]
Stockholders’ Equity [Line Items]
Shares issued																									75,000		100,000
Weighted average grant date fair value per share (in Dollars per share)																										$ 37,500	$ 0.59
Share issuance value (in Dollars)																											$ 59,149
Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																	18,500
Purchase price percentage																												4.99%
Common stock, par value (in Dollars per share)																											$ 0.0001
Shares outstanding																				36,499,662							36,499,662	36,499,662
Advisory firm payable (in Dollars)												$ 100,000
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																											$ 0.0001
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars)																																$ 300,000
Series A Convertible Preferred Stock Redeemed [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock redeemed									1,850,000
Series A Convertible Preferred Stock Redeemed [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock redeemed									18,500